Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
April 30, 2026
RW38-NPRT3-0626
1.867270.118
Bond Funds - 62.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	112,358	1,126,951
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	39,753	304,507
Fidelity Series Corporate Bond Fund (a)	67,297	629,227
Fidelity Series Emerging Markets Debt Fund (a)	5,623	48,416
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,272	12,138
Fidelity Series Floating Rate High Income Fund (a)	1,006	8,766
Fidelity Series Government Bond Index Fund (a)	116,158	1,058,195
Fidelity Series High Income Fund (a)	984	8,797
Fidelity Series International Credit Fund (a)	263	2,205
Fidelity Series International Developed Markets Bond Index Fund (a)	51,942	436,313
Fidelity Series Investment Grade Bond Fund (a)	96,542	974,111
Fidelity Series Investment Grade Securitized Fund (a)	64,376	584,534
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,611	272,507
Fidelity Series Real Estate Income Fund (a)	866	8,794
TOTAL BOND FUNDS (Cost $5,729,631)		5,475,461

Domestic Equity Funds - 17.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	13,984	347,514
Fidelity Series Commodity Strategy Fund (a)	545	63,965
Fidelity Series Large Cap Growth Index Fund (a)	7,375	222,065
Fidelity Series Large Cap Stock Fund (a)	8,495	244,075
Fidelity Series Large Cap Value Index Fund (a)	20,957	421,646
Fidelity Series Small Cap Core Fund (a)	4,345	67,257
Fidelity Series Small Cap Opportunities Fund (a)	2,224	41,958
Fidelity Series Value Discovery Fund (a)	8,271	149,047
TOTAL DOMESTIC EQUITY FUNDS (Cost $854,448)		1,557,527

International Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,720	186,250
Fidelity Series Emerging Markets Fund (a)	7,908	114,029
Fidelity Series Emerging Markets Opportunities Fund (a)	15,451	455,957
Fidelity Series International Growth Fund (a)	11,112	225,473
Fidelity Series International Index Fund (a)	5,426	87,578
Fidelity Series International Small Cap Fund (a)	4,486	84,518
Fidelity Series International Value Fund (a)	13,553	225,119
Fidelity Series Overseas Fund (a)	14,500	225,192
Fidelity Series Select International Small Cap Fund (a)	622	9,422
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $990,982)		1,613,538

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	964	9,644
Fidelity Series Treasury Bill Index Fund (a)	9,733	96,842
TOTAL SHORT-TERM FUNDS (Cost $106,216)		106,486

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $38,751)	3.73	38,751	38,751

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,720,028)	8,791,763
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,408)
NET ASSETS - 100.0%	8,788,355

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,175,244	360,106	416,464	35,596	(1,623)	9,688	1,126,951	112,358
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	361,478	66,268	124,458	11,430	(9,836)	11,055	304,507	39,753
Fidelity Series Blue Chip Growth Fund	383,221	98,328	192,979	15,082	32,379	26,565	347,514	13,984
Fidelity Series Canada Fund	113,220	118,302	73,030	3,482	2,760	24,998	186,250	8,720
Fidelity Series Commodity Strategy Fund	21,654	57,639	31,324	681	3,163	12,833	63,965	545
Fidelity Series Corporate Bond Fund	683,065	176,003	228,172	26,255	(16,831)	15,162	629,227	67,297
Fidelity Series Emerging Markets Debt Fund	52,432	9,531	16,441	2,515	(887)	3,781	48,416	5,623
Fidelity Series Emerging Markets Debt Local Currency Fund	14,384	2,826	5,220	1,006	34	114	12,138	1,272
Fidelity Series Emerging Markets Fund	106,860	33,309	63,349	2,695	9,917	27,292	114,029	7,908
Fidelity Series Emerging Markets Opportunities Fund	427,925	145,617	256,244	11,152	36,349	102,310	455,957	15,451
Fidelity Series Floating Rate High Income Fund	9,519	2,359	2,958	568	(87)	(67)	8,766	1,006
Fidelity Series Government Bond Index Fund	1,125,453	333,139	397,209	34,637	(29,711)	26,523	1,058,195	116,158
Fidelity Series Government Money Market Fund	63,294	86,896	111,439	1,551	-	-	38,751	38,751
Fidelity Series High Income Fund	9,648	1,956	2,964	547	(13)	170	8,797	984
Fidelity Series International Credit Fund	2,141	69	-	69	-	(5)	2,205	263
Fidelity Series International Developed Markets Bond Index Fund	476,856	125,486	150,683	19,237	(13,263)	(2,083)	436,313	51,942
Fidelity Series International Growth Fund	251,376	86,258	127,260	19,089	12,952	2,147	225,473	11,112
Fidelity Series International Index Fund	94,769	27,291	49,283	3,056	8,761	6,040	87,578	5,426
Fidelity Series International Small Cap Fund	123,426	26,776	63,150	16,552	6,675	(9,209)	84,518	4,486
Fidelity Series International Value Fund	273,481	77,905	154,285	24,630	31,852	(3,834)	225,119	13,553
Fidelity Series Investment Grade Bond Fund	1,052,761	282,156	364,838	36,025	(20,685)	24,717	974,111	96,542
Fidelity Series Investment Grade Securitized Fund	649,151	153,207	230,072	23,251	(11,797)	24,045	584,534	64,376
Fidelity Series Large Cap Growth Index Fund	244,595	62,825	106,179	2,182	25,205	(4,381)	222,065	7,375
Fidelity Series Large Cap Stock Fund	226,193	92,123	94,880	23,834	3,742	16,897	244,075	8,495
Fidelity Series Large Cap Value Index Fund	456,663	113,645	219,518	16,919	29,016	41,840	421,646	20,957
Fidelity Series Long-Term Treasury Bond Index Fund	391,598	122,219	241,722	9,926	(47,685)	48,097	272,507	51,611
Fidelity Series Overseas Fund	251,634	85,035	112,121	20,117	11,373	(10,729)	225,192	14,500
Fidelity Series Real Estate Income Fund	9,449	2,241	2,940	414	64	(20)	8,794	866
Fidelity Series Select International Small Cap Fund	7,608	1,177	624	239	96	1,165	9,422	622
Fidelity Series Short-Term Credit Fund	14,096	5,856	10,249	522	48	(107)	9,644	964
Fidelity Series Small Cap Core Fund	101,557	6,879	64,755	696	8,272	15,304	67,257	4,345
Fidelity Series Small Cap Opportunities Fund	46,724	6,568	23,058	2,180	5,866	5,858	41,958	2,224
Fidelity Series Treasury Bill Index Fund	201,878	193,466	298,636	4,663	(48)	182	96,842	9,733
Fidelity Series Value Discovery Fund	163,286	47,539	80,588	14,547	4,475	14,335	149,047	8,271
	9,586,639	3,011,000	4,317,092	385,345	80,533	430,683	8,791,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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